Employee Benefit Plans and Postretirement Benefits - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2018	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan				$ 206.0	$ 188.0	$ 188.0
Increase (decrease) in benefit obligation		$ (431.0)	$ (550.0)
Plan assets transferred from plan		451.0	550.0
Pre-tax non-cash settlement charge		$ 116.0	125.0
Plan amendments	$ 527.0			$ 100.0
Amortization period of deferred reduction to retirement benefits payable	4 years 6 months			4 years
Amortization of benefits modification				$ 119.0	119.0	119.0
Defined benefit plan benefit obligation period increase (decrease)				1.3	(7.8)	(14.0)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge				0.0	125.0	125.0
Plan amendments				0.0	2.0
Total accumulated benefit obligation			$ 2,627.0	2,417.0	2,627.0
Defined benefit plan benefit obligation period increase (decrease)				0.5	(8.6)	(11.0)
Employer contributions				93.0
Healthcare plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge				0.0	0.0	0.0
Plan amendments				(100.0)	1.0
Defined benefit plan benefit obligation period increase (decrease)				0.8	0.8	(3.0)
Employer contributions				16.0
Other
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge				2.0	2.0	$ 2.0
Plan amendments				0.0	$ 0.0
Employer contributions				$ 32.0